Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Approved Plans in Canada £m	Other provisions £m	Total £m
1 January 2025	65	42	44	6,203	761	7,115
Differences on exchange	2	(3)	—	(168)	7	(162)
Provided in respect of the year*	24	8	—	(708)	229	(447)
Transferred to Canada Settlement Payable (Note 25)	—	—	—	(85)	—	(85)
Discounting	—	—	—	112	3	115
Utilised during the year	(36)	(12)	(3)	(2,560)	(156)	(2,767)
31 December 2025	55	35	41	2,794	844	3,769
Analysed on the balance sheet as
– current	37	11	3	—	557	608
– non-current	18	24	38	2,794	287	3,161
	55	35	41	2,794	844	3,769

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	The Approved Plans in Canada £m	Other provisions £m	Total £m
1 January 2024	139	42	44	—	774	999
Differences on exchange	(5)	(2)	—	—	(57)	(64)
Provided in respect of the year*	(15)	15	—	6,203	111	6,314
Utilised during the year	(54)	(13)	—	—	(67)	(134)
31 December 2024	65	42	44	6,203	761	7,115
Analysed on the balance sheet as
– current	33	11	2	2,456	542	3,044
– non-current	32	31	42	3,747	219	4,071
	65	42	44	6,203	761	7,115
Note:
*Amounts provided above are shown net of reversals of unused provisions which include reversals of £29 million (2024: £21 million) for restructuring of existing businesses, £14 million (2024: £12 million) for employee benefits, £919 million for the Approved Plans in Canada (2024: nil) and £193 million (2024: £412 million) for other provisions. Included in the £412 million in 2024 was an amount of £270 million related to interest provision for FII GLO which was reclassified to trade and other payables in 2024.